Acquisitions	12 Months Ended
Oct. 31, 2019
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Acquisitions
Note 10: Acquisitions
The cost of an acquisition is measured at the fair value of the consideration transferred, including contingent consideration. Acquisition-related costs are recognized as an expense in the period in which they are incurred. The identifiable assets acquired and liabilities assumed and contingent consideration are measured at their fair values at the date of acquisition. Goodwill is measured as the excess of the aggregate of the consideration transferred over the net of the fair value of identifiable assets acquired and liabilities assumed. The results of operations of acquired businesses are included in our consolidated financial statements beginning on the date of acquisition.
KGS-Alpha
Capital Markets (“KGS”)
On September 1, 2018, we completed the acquisition of the business of KGS, a U.S. fixed income broker-dealer specializing in U.S. mortgage and asset-backed securities in the institutional investor market, for cash consideration of US$304 million (CAD$397 million). The acquisition was accounted for as a business combination, and the acquired business and corresponding goodwill are included in our Capital Markets reporting segment. During the year ended October 31, 2019, the purchase price decreased to US$303 million (CAD$396 million) due to a post-closing adjustment based upon working capital. We also finalized our purchase price allocation and refined the valuation of intangible assets acquired, resulting in an intangible asset value of $102 million on acquisition and a goodwill balance of $6 million.
The intangible assets are being amortized over three to fourteen years on an accelerated basis. Goodwill of $4 million related to this acquisition is deductible for tax purposes.
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
KGS
Securities – trading	5,193
Securities borrowed or purchased under resale agreements	5,669
Goodwill and intangible assets	108
Other assets	583
Total assets	11,553
Securities lent or sold under repurchase agreements	9,563
Securities sold but not yet purchased	1,431
Other liabilities	163
Purchase price	396

The	purchase price allocation for KGS has been completed.